Assets Held for Sale	12 Months Ended
Dec. 31, 2015
Assets Held for Sale [Abstract]
Disclosure of Long Lived Assets Held-for-sale [Table Text Block]
Assets Held for Sale
The Company sold 23 vessels for net proceeds aggregating $281,050 during the year ended December 31, 2015, including seven vessels that were classified as held for sale at December 31, 2014.
During the fourth quarter of 2015 the Company classified six owned Capesize vessels and five newbuilding Capsize vessels as held for sale upon reaching sales agreements with unaffiliated third parties totaling $394,204. As of December 31, 2015 the Company sold three of those vessels and the remaining three Capesize vessels and five newbuilding Capesize vessels made up the $172,888 balance in assets held for sale at December 31, 2015. The sales of the remaining vessels and contracts are expected to be completed in the first quarter of 2016. The Company recorded a write down of $271,025 representing the amount by which balances in vessels under construction for these contracts exceeded the selling prices (less selling costs) net of remaining installment payments.
During the second quarter of 2015, the Company classified nine contracts to construct vessels as held for sale, upon reaching agreements to sell such contracts. This included eight newbuilding Capesize vessels and one newbuilding Kamsarmax vessel. We recorded a related write-down of $116,502 during 2015 related to these nine contracts. The sale of these nine contracts was completed during the third quarter of 2015.
During the first quarter of 2015, the Company classified four contracts to construct vessels as held for sale, including one Kamsarmax construction contract and three contracts for the construction of LR1 product tankers, which were modified from Capesize construction contracts. We recorded a write down of $30,994 in during 2015 related to the reclassification of these four contracts. The sale of these four contracts was completed during the second quarter of 2015.
In December 2014, the Company (i) reached agreements with shipyards in South Korea and Romania to modify six newbuilding contracts for Capesize bulk carriers into newbuilding contracts for LR2 product tankers, (ii) reached an agreement to sell four of these LR2 newbuilding contracts to Scorpio Tankers Inc., a related party, and (iii) granted options to Scorpio Tankers Inc. to purchase the two remaining LR2 newbuilding contracts. The sale price for each of the four LR2 newbuilding contracts is $51,000. The two option contracts expired on May 31, 2015 unexercised and the vessels were sold to unaffiliated third parties during 2015. The Company also entered into an agreement to sell one Kamsarmax newbuilding drybulk vessel for approximately $30,650. The vessel was constructed at Tsuneishi Group (Zhoushan) Shipbuilding Inc., and was delivered in the third quarter of 2015. The sale was completed upon delivery.
The Company recorded a write down on assets held for sale aggregating $55,487 for the year ended December 31, 2014 which includes (i) the amount by which balances in vessels under construction for these contracts exceeded the selling prices of the contracts net of remaining installments yet to be made under the contracts, including modifications to contract prices of the three LR1 product tanker contracts, and (ii) costs expected to be incurred to suppliers relating to the cancellation of orders for the purchase of components that would have been used in the construction of the Capesize vessels prior to their modification. An additional $4,415 loss was recorded in 2015 related to these contracts for additional costs and adjustments to estimates, the majority of which relates to the two LR2 newbuilding contracts for which Scorpio Tankers declined the option to purchase and the contracts were subsequently sold for lower amounts.
Additionally, the Company recorded losses of $16,085 and $585 for the years ended December 31, 2015 and 2014, respectively, associated with writing off a portion of deferred financing costs accumulated on credit facilities for which the commitments were reduced pursuant to the removal from the facility certain vessels that have been sold or designated as held for sale.
A summary of assets held for sale as of December 31, 2015 is as follows:

	Vessel Name	Expected Delivery / Delivered	DWT	Shipyard / Owned
1	Hull S1212 - TBN SBI Montecristo	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
2	Hull S1213 - TBN SBI Aroma	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
3	Hull S1214 - TBN SBI Cohiba	Q1-16	180,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
4	Hull HN1058 - TBN SBI Behike	Q1-16	180,000	Daehan Shipbuilding Co., Ltd.
5	Hull HN1059 - TBN SBI Monterrey	Q1-16	180,000	Daehan Shipbuilding Co., Ltd.
6	SBI Camacho	2015	180,000	Owned
7	SBI Montesino	2015	180,000	Owned
8	SBI Magnum	2015	180,000	Owned
			1,440,000
A summary of assets held for sale as of December 31, 2014 is as follows:

	Vessel Name	Expected Delivery	DWT	Shipyard
1	Hull S3120 - TBN SBI Parejo	Q3-16	115,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
2	Hull S3121 - TBN SBI Tuscamina	Q3-16	115,000	Sungdong Shipbuilding & Marine Engineering Co., Ltd.
3	Hull H5023 - TBN SBI Panatela	Q4-16	112,000	Daewoo Mangalia Heavy Industries S.A.
4	Hull H5024 - TBN SBI Robusto	Q1-17	112,000	Daewoo Mangalia Heavy Industries S.A.
5	Hull H.5003 - TBN SBI Macanudo	Q1-16	115,000	Daehan Shipbuilding Co., Ltd.
6	Hull H.5004 - TBN SBI Cuaba	Q2-16	115,000	Daehan Shipbuilding Co., Ltd.
	Total LR2 HFS NB DWT		684,000
	Kamsarmax Held for Sale
7	Hull SS164 - TBN SBI Salsa	Q3-15	81,600	Tsuneishi Group (Zhoushan) Shipbuilding Inc.
	Total Kamsarmax NB DWT		81,600
	Total HFS DWT		765,600